Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XI
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	pstxi_SupplementTextBlock
PIONEER CORE EQUITY FUND

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2016

FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.
Pioneer Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstxi_SupplementTextBlock
PIONEER CORE EQUITY FUND

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2016

FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.